Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Miscellaneous assets [abstract]
Prepaid expenses	¥ 78,475		¥ 49,300
Accrued income	385,051		416,210
Receivables from brokers, dealers and customers for securities transactions	1,159,479		1,175,495
Cash collateral provided for derivative and other financial transactions	1,537,672		1,560,972
Retirement benefit assets	268,483		316,455
Security deposits	92,867		99,247
Others	557,787		426,229
Total other assets	¥ 4,079,814	¥ 3,958,897	¥ 4,043,908